Deferred income	12 Months Ended
Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
Deferred income

22      Deferred income

Deferred income consists of USD 1,415 thousand (2020: USD 1,473 thousand) related to a depositary fee from BNY Mellon, deferred over the course of 5 years and thus, USD 875 thousand (2020: USD 1,019 thousand) classified as non-current in the consolidated statement of financial position. Other amounts include individual payments received from end customers in advance for goods that have been ordered but are not yet delivered.